UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22500

              A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

677 Washington Boulevard

                           Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q MULTI-STRATEGY FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2015 to September 30, 2015

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Multi-Strategy Fund

A&Q MULTI-STRATEGY FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2015 to September 30, 2015

A&Q Multi-Strategy Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2015

ASSETS

Investments in Investment Funds, at fair value (cost $555,429,879)	$633,487,095
Cash	62,317,335
Receivable from Investment Funds	46,737,290
Other assets	108,805

Total Assets	742,650,525

LIABILITIES

Shareholders’ redemptions payable	24,431,947
Subscriptions received in advance	14,486,273
Management Fee payable	1,818,020
Professional fees payable	329,323
Administration fee payable	121,180
Tax compliance fees payable	75,000
Custody fee payable	2,565
Other liabilities	144,249

Total Liabilities	41,408,557

Net Assets	$701,241,968

NET ASSETS

Represented by:
Paid in capital	$667,729,589
Accumulated net realized gain/(loss) from investments in Investment Funds	(29,878,220)
Accumulated net investment loss	(14,666,617)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	78,057,216

Net Assets	$701,241,968

Net asset value per Share (based on 662,979.761 Shares outstanding)	$1,057.71

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statement of Operations

(Unaudited)

Period from April 1, 2015 to September 30, 2015

INVESTMENT INCOME

Other income	$177,248

Total Investment Income	177,248

EXPENSES

Management Fee	5,438,852
Professional fees	537,000
Administration fee	362,519
Tax compliance fees	150,000
Loan commitment fees	143,289
Loan interest	120,196
Trustees’ fees	40,500
Incentive Fee	38,824
Custody fee	3,856
Printing, insurance and other expenses	273,272

Total Expenses	7,108,308

Net Investment Loss	(6,931,060)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	15,294,733
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(14,575,417)

Net Realized and Unrealized Gain/(Loss) from Investments	719,316

Net Decrease in Net Assets Derived from Operations	$(6,211,744)

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statements of Changes in Net Assets

Year Ended March 31, 2015 and Period from April 1, 2015 to September 30, 2015 (Unaudited)

Net Assets at April 1, 2014	$560,873,827

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(14,530,935)
Net realized gain/(loss) from investments in Investment Funds	12,769,435
Net change in unrealized appreciation/depreciation on investments in Investment Funds	33,631,586

Net Increase in Net Assets Derived from Operations	31,870,086

DISTRIBUTIONS TO SHAREHOLDERS (See Note 3d)	(24,927,664)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 163,562.382 Shares	173,217,034
Reinvestment of distributions of 22,559.710 Shares	23,518,092
Shareholders’ redemptions of 58,436.070 Shares	(62,076,589)

Net Increase in Net Assets Derived from Capital Transactions	134,658,537

Net Assets at March 31, 2015	$702,474,786

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(6,931,060)
Net realized gain/(loss) from investments in Investment Funds	15,294,733
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(14,575,417)

Net Decrease in Net Assets Derived from Operations	(6,211,744)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 44,556.948 Shares	47,597,673
Shareholders’ redemptions of 40,131.694 Shares	(42,618,747)

Net Increase in Net Assets Derived from Capital Transactions	4,978,926

Net Assets at September 30, 2015	$701,241,968

Accumulated net investment loss - March 31, 2015	$(39,907,722)

Accumulated net investment loss - September 30, 2015	$(14,666,617)

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statement of Cash Flows

(Unaudited)

Period from April 1, 2015 to September 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets derived from operations	$(6,211,744)
Adjustments to reconcile net decrease in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(132,371,195)
Proceeds from disposition of investments in Investment Funds	179,467,138
Net realized (gain)/loss from investments in Investment Funds	(15,294,733)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	14,575,417
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	40,000,000
Receivable from Investment Funds	(2,198,803)
Other assets	118,519
Increase (decrease) in liabilities:
Administration fee payable	3,371
Custody fee payable	(4,274)
Incentive Fee payable	(869,841)
Loan interest payable	(852)
Management Fee payable	51,032
Professional fees payable	93,613
Other liabilities	25,696

Net cash provided by operating activities	77,383,344

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	53,682,057
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(51,221,259)
Proceeds from loan	14,400,000
Principal payment on loan	(33,400,000)

Net cash used in financing activities	(16,539,202)

Net increase in cash	60,844,142
Cash-beginning of period	1,473,193

Cash-end of period	$62,317,335

Supplemental disclosure of cash flow information:
Non-cash transfer in Investment Funds (See Note 8)	$15,505,071

Interest paid	$121,048

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2015 to September 30, 2015	Years Ended March 31,				Period from March 29, 2011 (Commencement of Operations)
	(Unaudited)	2015	2014	2013	2012	to March 31, 2011
Per Share operating performance
Net asset value per Share, beginning	$1,066.69	$1,056.52	$1,014.21	$955.33	$999.88	$1,000.00
Gain/(Loss) from investment operations:

Net investment loss [a]	(10.36)	(23.50)	(25.32)	(24.09)	(25.92)	(0.12)
Net realized and unrealized gain (loss) from investments	1.38	71.59	103.44	85.80	(6.85) [b]	0.00

Total gain/(loss) from investment operations	(8.98)	48.09	78.12	61.71	(32.77)	(0.12)

Distributions to shareholders	0.00	(37.92)	(35.81)	(2.83)	(11.78)	0.00

Net asset value per Share, ending	$1,057.71	$1,066.69	$1,056.52	$1,014.21	$955.33	$999.88

Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [c,d]	(1.94%) [e]	(2.20%)	(2.41%)	(2.46%)	(2.69%)	(1.50%) [e]

Ratio of total expenses to average net assets after Incentive Fee [c,d,f]	1.97% [e]	2.20%	2.41%	2.46%	2.69%	1.50% [e]

Portfolio turnover rate	19.39%	24.22%	73.85%	43.11%	13.73%	0.00%

Total return after Incentive Fee [g,h]	(0.84%)	4.64%	7.76%	6.47%	(3.26%)	(0.01%)

Net assets	$701,241,968	$702,474,786	$560,873,827	$341,797,718	$221,431,365	$55,089,821

a	Calculated based on the average Shares outstanding during the period.

b

In addition to net realized and unrealized gains on investments as set forth in the Statement of Operations, this amount includes a decrease in net asset value per Share resulting from the timing of issuances and redemptions of Shares in relation to fluctuating market values for the portfolio investments.

c	Ratios to average net assets are calculated based on the average net asset value per Share for the period.

d	Ratios of net investment loss and total expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

e	Annualized, except for Incentive Fee and other income (See Note 3b) where applicable.

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Financial Highlights (continued)

f

The ratios of total expenses to average net assets before Incentive Fee were 1.96%, 1.94%, 2.01%, 2.15%, 2.69% and 1.50% for the period from April 1, 2015 to September 30, 2015, the years ended March 31, 2015, 2014, 2013 and 2012, and the period from March 29, 2011 (commencement of operations) to March 31, 2011, respectively. For the period from April 1, 2015 to September 30, 2015 and the years ended March 31, 2015, 2014 and 2013, there were no reimbursements of expenses. For the year ended March 31, 2012, the Adviser was reimbursed expenses totaling $31,619 which represented 0.02% of the average net assets. For the period from March 29, 2011 (commencement of operations) to March 31, 2011, there were no reimbursements of expenses.

g

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges. Total return for periods less than a full year are not annualized.

h

The total returns before Incentive Fee were (0.84)%, 4.89%, 8.18%, 6.77%, (3.26)% and (0.01)% for the period from April 1, 2015 to September 30, 2015, the years ended March 31, 2015, 2014, 2013, 2012, and the period from March 29, 2011 (commencement of operations) to March 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Notes to Financial Statements

(Unaudited)

September 30, 2015

1.	Organization

A&Q Multi-Strategy Fund (the “Fund”) was formed as a statutory trust under the laws of Delaware on February 7, 2011 and commenced operations on March 29, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is commonly referred to as a fund of funds. Its investment objective is to seek to consistently realize risk-adjusted appreciation principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”). The Fund seeks to achieve its investment objective primarily through the identification, selection and monitoring of Investment Managers and Investment Funds that UBS Hedge Fund Solutions (as defined below) believes will produce attractive returns over time. By diversifying the approach by which the Fund’s assets are invested, the Fund seeks to achieve performance results that are less volatile in both rising and falling markets than investments made in accordance with a single approach.

Subject to the provisions of the Fund’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration”), and the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Trustees (the “Board,” with an individual member referred to as a “Trustee”). The Trustees shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out their duties under the Declaration. Each Trustee shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a Delaware corporation, and each Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a closed-end management investment company registered under the 1940 Act and organized as a Delaware corporation who is not an “interested person” of such company. The Trustees may perform such acts as they, in their sole discretion, determine to be proper for conducting the business of the Fund. No Trustee shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Trustee’s authority as delegated by the Board. The Board may delegate (as may be permitted by the Declaration, the Fund’s By-Laws and the Delaware Statutory Trust Act) the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC) (“UBS Hedge Fund Solutions” or the “Adviser”), a Delaware limited

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

1.	Organization (continued)

liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the 1940 Act.

Shares of beneficial interest (“Shares”) may be purchased as of the first business day of each month at the Fund’s then current net asset value per Share. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter. During the six month period ended September 30, 2015, 40,131.694 Shares were repurchased.

2.	New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share practical expedient. ASU 2015-07 is effective for fiscal years beginning after December 15, 2015 and for interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2015-07 is currently being assessed by the Adviser of the Fund.

3.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem in full within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV to be Level 2.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2015. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

unfunded capital commitments as of September 30, 2015. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the credit/income strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of September 30, 2015, the Investment Funds in the credit/income strategy had $92,007,206 subject to investor level gates and lock ups. The Investment Funds in the credit/income strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Credit/Income	65 – 93 days	82%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2015, the Investment Funds in the equity hedged strategy had $65,931,215 subject to investor level gates and lock ups. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	45 – 90 days	34%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 3 - 4 periods.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of September 30, 2015, the Investment Funds in the multi-strategy strategy had $107,990,212 subject to investor level gates and lock ups. The Investment Funds in the multi-strategy strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Multi-Strategy	45 - 90 days	88%

*      The Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    The Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 4 - 10 periods.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of September 30, 2015, no Investment Funds in the other strategy were subject to investor level gates or lock ups. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets or in liquidation *
Other	N/A	N/A	100%
* Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2015, the Investment Funds in the relative value strategy had $83,137,716 subject to investor level gates and lock ups. The Investment Funds in the relative value strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates**
Relative Value	30 – 90 days	26%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of September 30, 2015, the Investment Funds in the trading strategy had $6,418,559 subject to investor level gates and lock ups. The Investment Funds in the trading strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Trading	30 – 90 days	N/A
* These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to Accounting Standards Codification 820, Fair Value Measurements in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2015.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

Prior to the Fund’s launch in 2011, the former investment adviser for the fund complex, UBS Fund Advisor LLC, inaccurately allocated the costs of the insurance premiums (the “premiums”) to the

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

b.	Investment Transactions and Income Recognition (continued)

funds within the complex. In analyzing the premiums for 2015, the Adviser concluded that the costs should have been allocated to both the Fund and the Adviser in proportions agreed to by both parties. The Board and the Adviser agreed that the Fund should be repaid for the Adviser’s share of the premiums during the period from 2011-2014, with interest. Included in other income is $177,248 from the repayment of this portion of the premiums and interest by the Adviser. See Note 4 for additional related party transactions.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2015, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized loss from investments and paid-

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2015. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments which do not affect net assets or NAV per Share values.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$32,172,165	$(32,172,165)	$ -

The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2015 was $10,971,591 of ordinary income and $13,956,073 of long-term capital gains.

The tax basis of distributable earnings as of September 30, 2015 shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Undistributed Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$14,483,159	$3,444,776	$15,584,444

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments at September 30, 2015 is $617,902,651. Investment net tax basis unrealized appreciation was $15,584,444, consisting of $28,130,181 unrealized appreciation and $12,545,737 unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2015, relates to cumulative differences between tax and GAAP financial statement reporting requirements on the portfolio investments.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

4.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.50% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee (as described below) accruals if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

4.	Related Party Transactions (continued)

decline of the Fund’s assets in any subsequent fiscal period. The Incentive Fee for the six month period ended September 30, 2015 and year ended March 31, 2015 was $38,824 and $1,677,373, respectively.

The Incentive Fee is in addition to the incentive fees or allocations charged by unregistered Investment Funds (generally approximating 20% of net profits).

The Adviser voluntarily entered into an expense limitation agreement with the Fund for a three-year term that expired, by its terms, on February 28, 2014 (the “Limitation Period”) to limit the amount of Specified Expenses (as described below) borne by the Fund during the Limitation Period to an amount not to exceed 1.5% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” was defined to include all expenses incurred in the business of the Fund, provided that the following expenses were excluded from the definition of Specified Expenses: (i) the Management Fee, (ii) the Incentive Fee, (iii) fees of the Investment Funds in which the Fund invests, (iv) interest payments and (v) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for any month exceeded the Expense Cap, the Adviser reimbursed the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser paid or bore Specified Expenses, it was permitted to receive reimbursement for any expense amounts previously paid or borne by it, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurred after the termination of the Limitation Period, provided that the Specified Expenses had fallen to a level below the Expense Cap and the reimbursement amount did not raise the level of Specified Expenses in the month the reimbursement was made to a level that exceeded the Expense Cap.

As of February 28, 2014, the Specified Expenses remained below the Expense Cap and no expense reimbursements were owed by the Fund to the Adviser. Further, no expense amounts previously paid or borne by the Adviser are being carried forward; all expense reimbursements owed to the Adviser have been paid.

Each Trustee of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

5.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

6.	Share Capital and NAV

The Fund is authorized to issue an unlimited number of Shares. The Fund has registered $779,595,009 of Shares for sale under its Registration Statement (File No. 333-182705). The Shares are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Shares, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders.

Capital share transactions for outstanding Shares in the Fund for the six month period ended September 30, 2015 are summarized as follows:

Outstanding Shares April 1, 2015	Subscriptions	Redemptions	Outstanding Shares September 30, 2015	NAV Per Share
658,554.507	44,556.948	(40,131.694)	662,979.761	$1,057.71

7.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Credit Agreement dated as of November 1, 2010, as amended, supplemented or otherwise modified from time to time, which will terminate on August 30, 2016 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $105,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a commitment fee payable by the Fund, calculated at 45 basis points per annum of the line of credit not utilized.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

7.	Loan Payable (continued)

For the six month period ended September 30, 2015, the Fund’s average interest rate paid on borrowings was 1.63% per annum and the annualized average borrowings outstanding was $7,368,889. The Fund did not have any borrowings outstanding at September 30, 2015. Interest expense for the six month period ended September 30, 2015 was $120,196, of which none was payable at September 30, 2015.

8.	Investments

As of September 30, 2015, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2015 amounted to $132,371,195 and $179,467,138, respectively. In addition, the Fund’s investment in York European Opportunities Unit Trust, valued at $15,505,071, was transferred to an investment in York European Opportunities Institutional Fund, Ltd. on July 31, 2015.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.00% to 3.00% (per annum) of net assets and incentive fees or allocations ranging from 15.00% to 33.30% of net profits earned. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

9.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

10.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

11.	Subsequent Events

Subsequent to September 30, 2015, the Fund received subscriptions of $5,959,500 on October 29, 2015 and paid shareholders’ redemptions payable of $24,431,947 on October 28, 2015.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

September 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Fund II, L.P.	Global	$14,250,783	$16,173,572	$—	$—	$16,173,572	2.31%	6/1/2013	Custom Dates	1/31/2016	$	(b)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	15,000,000	14,651,046	—	—	14,651,046	2.09	7/1/2015	Quarterly	6/30/2016 (c)		$3,662,762
Caspian Select Credit International, Ltd.	US/Canada	19,084,721	18,048,602	—	—	18,048,602	2.57	4/1/2014	Quarterly	9/30/2015 (c)		$4,512,151
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	25,309,709	30,105,758	—	—	30,105,758	4.29	11/1/2013	Quarterly	9/30/2015 (c)		$7,526,440
Farmstead Offshore Fund, Ltd.	US/Canada	15,000,000	13,028,228	—	—	13,028,228	1.86	9/1/2014	Quarterly	9/30/2015 (c)		$3,257,057

Credit/Income Subtotal		88,645,213	92,007,206	—	—	92,007,206	13.12

Equity Hedged

Altai Capital Partners Offshore, Ltd.	US/Canada	14,000,000	8,302,562	—	—	8,302,562	1.18	3/1/2015	Quarterly	9/30/2015 (c)		$2,075,641
Glenview Institutional Partners, L.P.	US/Canada	10,880,878	16,006,460	—	16,006,460	—	2.28	4/1/2011	Quarterly	9/30/2015		$16,006,460
Hayman Credes Offshore Fund L.P.	US/Canada	11,000,000	10,907,096	—	—	10,907,096	1.56	4/1/2015	Quarterly	3/31/2016		$10,907,096
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	9,600,000	25,891,177	—	25,891,177	—	3.69	4/1/2011	Quarterly	9/30/2015		$25,891,177
Sachem Head Offshore, Ltd.	US/Canada	20,000,000	18,454,612	—	—	18,454,612	2.63	6/1/2015	Quarterly	9/30/2015 (c)		$4,613,653
Shellback Offshore Fund, Ltd.	US/Canada	25,000,000	28,682,051	—	28,682,051	—	4.09	2/1/2014	Quarterly	9/30/2015		$28,682,051
Soroban Cayman Fund Ltd	US/Canada	7,000,000	13,191,090	—	—	13,191,090	1.88	4/1/2011	Quarterly	9/30/2015 (c)		$3,297,773
Tiger Eye Fund, Ltd.	Global	22,031,948	24,236,259	—	24,236,259	—	3.46	11/1/2013	Monthly	9/30/2015		$24,236,259
Turiya Fund LP	Developed Asia including Japan	8,745,000	15,075,855	—	—	15,075,855	2.15	4/1/2011	Quarterly	9/30/2015 (d)		$5,025,285

Equity Hedged Subtotal		128,257,826	160,747,162	—	94,815,947	65,931,215	22.92

Multi-Strategy

Citadel Kensington Global Strategies Fund, Ltd.	Global	38,040,000	44,690,286	—	—	44,690,286	6.37	9/1/2014	Quarterly	9/30/2015 (e)		$4,469,029
Millennium International Ltd.	Global	46,750,000	63,299,926	—	—	63,299,926	9.03	4/1/2011	Quarterly	9/30/2015 (c)		$15,019,927
York European Opportunities Institutional Fund, Ltd.	Europe including UK	15,000,000	14,518,865	—	14,518,865	—	2.07	7/1/2014	Quarterly	9/30/2015		$14,518,865

Multi-Strategy Subtotal		99,790,000	122,509,077	—	14,518,865	107,990,212	17.47

Other

D.E. Shaw Terrella Fund, L.P.	Global	3,332	4,045	—	—	4,045	0.00	1/1/2013	N/A	N/A (f)		N/A
West Face Long Term Opportunities (USA) LP - Designated Investments	US/Canada	127,340	53,954	—	—	53,954	0.01	4/1/2011	N/A	N/A (f)		N/A

Other Subtotal		130,672	57,999	—	—	57,999	0.01

The preceding notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Relative Value

A.R.T. International Investors (BVI) Ltd.	Global	$35,000,000	$35,552,106	$—	$—	$35,552,106	5.07%	2/1/2015	Quarterly	3/31/2016	$35,552,106
Field Street Partners, LP	Global	22,509,910	26,672,038	—	26,672,038	—	3.80	4/1/2011	Monthly	9/30/2015	$26,672,038
Linden Investors LP	Global	26,675,031	28,595,234	—	—	28,595,234	4.08	4/1/2014	Quarterly	9/30/2015 (c)	$7,148,809
Providence MBS Fund, LP	US/Canada	24,600,000	24,706,764	—	24,706,764	—	3.52	4/1/2011	Quarterly	9/30/2015	$24,706,764
Symmetry International Fund, Ltd.	US/Japan/Europe	17,000,000	18,990,376	—	—	18,990,376	2.71	1/1/2015	Quarterly	12/31/2015 (c)	$4,747,594
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	41,859,037	—	41,859,037	—	5.97	8/1/2012	Monthly	9/30/2015	$41,859,037
Two Sigma Spectrum Cayman Fund, Ltd.	Global	9,190,000	9,789,092	—	9,789,092	—	1.40	6/1/2015	Quarterly	9/30/2015	$9,789,092

Relative Value Subtotal		166,576,168	186,164,647	—	103,026,931	83,137,716	26.55

Trading

BBL Commodities Value Offshore Fund Ltd.	Global	7,030,000	6,418,559	—	—	6,418,559	0.92	5/1/2015	Monthly	4/30/2016	$6,418,559
CMDTY Offshore Fund, Ltd.	Global	14,000,000	13,691,391	—	13,691,391	—	1.95	1/1/2015	Monthly	12/31/2015	$13,691,391
Graticule Asia Macro Fund, Ltd	Developed Asia including Japan	22,000,000	23,822,464	—	23,822,464	—	3.40	5/1/2013	Quarterly	9/30/2015	$23,822,464
Pharo GAIA Fund, Ltd.	Global	29,000,000	28,068,590	—	28,068,590	—	4.00	4/1/2015	Quarterly	9/30/2015	$28,068,590

Trading Subtotal		72,030,000	72,001,004	—	65,582,445	6,418,559	10.27

Total		$555,429,879	$633,487,095	$—	$277,944,188	$355,542,907	90.34%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)

Generally, the contract/position is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle.

(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33.33%.
(e)	The Investment Fund is subject to an investor level gate of 10%.
(f)	All of the Fund’s interests in the Investment Fund are held in side pockets or in liquidation which have restricted liquidity.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2015 is $61,693,359 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The preceding notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2015	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3*	Balance as of September 30, 2015

Credit/Income	$107,086,900	$7,812,247	$(6,939,601)	$28,997,195	$(44,949,535)	$–	$–	$92,007,206
Equity Hedged	35,842,498	–	(7,911,283)	38,000,000	–	–	–	65,931,215
Multi-Strategy	103,518,286	–	4,471,926	–	–	–	–	107,990,212
Other	258,898	34,792	(38,498)	–	(197,193)	–	–	57,999
Relative Value	84,375,482	175,031	1,087,203	–	(2,500,000)	–	–	83,137,716
Trading	33,584,296	(505,114)	(411,008)	7,030,000	(19,588,224)	–	(13,691,391)	6,418,559

Total	$364,666,360	$7,516,956	$(9,741,261)	$74,027,195	$(67,234,952)	$–	$(13,691,391)	$355,542,907

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2015 is $(8,826,927) and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

*

The transfer out of Level 3 investments in the amount of $13,691,391 is due to the expiration of a lock on the ability to redeem the investment within 90 days without incurring an early redemption penalty.

The preceding notes are an integral part of these financial statements.

A&Q MULTI-STRATEGY FUND (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Fund last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a meeting on September 24, 2015. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Hedge Fund Solutions LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Trustees also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Trustees felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Trustees recognized that certain of the Comparable Funds that are structured as private funds are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Trustees recognized that, while the Fund’s year-to-date performance for the period ended June 30, 2015 lagged the median performance of the Comparable Funds, the Fund’s year-to-date performance and its three-year performance for the period ended June 30, 2015 exceeded that of the Citigroup Broad Investment Grade Index and the HFRI FOF: Diversified Index during the same periods.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that the Fund’s management fee was equal to the median management fee of the Comparable Funds, and, while the Fund’s incentive fee was above the median incentive fee of the Comparable Funds, it was within the range of incentive fees charged by the Comparable Funds. In comparing the fees being charged to the Fund to the fees being charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was equal to the standard management fee charged to the Adviser’s retail clients, and the Fund’s incentive fee was below the standard incentive fee charged to the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Trustees felt that the combination of the advisory fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): A&Q Multi-Strategy Fund

By (Signature and Title)*          /s/ William Ferri

 William Ferri, Principal Executive Officer

Date    12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ William Ferri

 William Ferri, Principal Executive Officer

Date    12/4/15

By (Signature and Title)*          /s/ Dylan Germishuys

 Dylan Germishuys, Principal Accounting Officer

Date    12/4/15

* Print the name and title of each signing officer under his or her signature.